Common Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.50
Number Outstanding	3,529,771	500,000	400,000	2,363,104	2,803,104
Weighted Average Years of Remaining Contractual Life	7 years 5 months 1 day
Options exercisable number of outstanding	2,879,771			1,153,104
Common Stock Options with Exercise Price of 0.125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.125
Number Outstanding	2,023,104
Weighted Average Years of Remaining Contractual Life	7 years 9 months 26 days
Options exercisable number of outstanding	1,623,104
Common Stock Options with Exercise Price of 0.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.250
Number Outstanding	240,000
Weighted Average Years of Remaining Contractual Life	6 years 4 days
Options exercisable number of outstanding	240,000
Common Stock Options with Exercise Price of 0.325
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.325
Number Outstanding	340,000
Weighted Average Years of Remaining Contractual Life	1 year 3 months 26 days
Options exercisable number of outstanding	340,000
Common Stock Options with Exercise Price of 0.375
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.375
Number Outstanding	120,000
Weighted Average Years of Remaining Contractual Life	7 years 7 months 10 days
Options exercisable number of outstanding	120,000
Common Stock Options with Exercise Price of 0.395
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.395
Number Outstanding	266,667
Weighted Average Years of Remaining Contractual Life	9 years 10 months 6 days
Options exercisable number of outstanding	266,667
Common Stock Options with Exercise Price of 0.625
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.625
Number Outstanding	40,000
Weighted Average Years of Remaining Contractual Life	2 years 5 months 1 day
Options exercisable number of outstanding	40,000
Common Stock Options With Exercise Price Of 0.745
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.745
Number Outstanding	500,000
Weighted Average Years of Remaining Contractual Life	9 years 8 months 5 days
Options exercisable number of outstanding	250,000